Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

The following table sets forth the changes in the carrying amount of the Company’s goodwill for the years ended December 31, 2022 and 2021.

	2022	2021
Balance, January 1	$445,395	$445,395
Acquisition of TOBC	836,669	-
Impairment	(1,282,064)	-
Balance, December 31	$-	$445,395

Schedule of Intangible Assets

The following table sets forth the components of the Company’s intangible assets at December 31, 2022:

	Amortization Period (Years)	Cost	Accumulated Amortization and Impairment	Net Book Value

Intangible Assets Subject to amortization
Trademarks – Coastal Pride	14	$850,000	$(850,000)	$-
Trademarks – TOBC	15	406,150	(406,150)	-
Customer Relationships – Coastal Pride	12	1,486,832	(1,486,832)	-
Customer Relationships – TOBC	15	592,979	(592,979)	-
Non-Compete Agreements – Coastal Pride	3	40,000	(40,000)	-
Non-Compete Agreements – TOBC	4	121,845	(121,845)	-
Total		$3,497,806	$(3,497,806)	$-

The following table sets forth the components of the Company’s intangible assets at December 31, 2021:

	Amortization Period (Years)	Cost	Accumulated Amortization and Impairment	Net Book Value

Intangible Assets Subject to amortization
Trademarks – Coastal Pride	14	$850,000	$(118,050)	$731,950
Trademarks – TOBC	15	406,150	(13,027)	393,123
Customer Relationships – Coastal Pride	12	1,250,000	(574,625)	675,375
Customer Relationships – TOBC	15	1,454,017	(46,634)	1,407,383
Non-Compete Agreements – Coastal Pride	3	40,000	(20,825)	19,175
Non-Compete Agreements – TOBC	4	97,476	(11,724)	85,752
Total		$4,097,643	$(784,885)	$3,312,758